SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013
Short-term Debt [Line Items]
Number of significant customers whose balances fluctuate on a regular basis	1
Securities sold under agreements to repurchase
Short-term Debt [Line Items]
Carrying amount of securities pledged	32,639,000	$ 54,673,000